Loans Receivable (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Loan Receivable [Line Items]
Business plans period	10 years	10 years
Loan reserve		$ 11.3
Customer balances		3
Term loan agreement, description	the Company provided a notice of default under the term loan agreement between the Company and Bud & Mary’s (the “Bud & Mary’s TTK Agreement”). On October 5, 2022, Bud & Mary’s Cultivation, Inc. (the “Bud & Mary’s”) filed a complaint in the Superior Court of Massachusetts in Suffolk County naming the Company as defendant. Bud & Mary’s is seeking, among other relief, monetary damages in connection with alleged unfair or deceptive trade practices, breach of contract and conversion arising from the Bud & Mary’s TTK Agreement	the Company provided a notice of default under the term loan agreement between the Company and Bud & Mary’s (the “Bud & Mary’s TTK Agreement”). On October 5, 2022, Bud & Mary’s Cultivation, Inc. (the “Bud & Mary’s”) filed a complaint in the Superior Court of Massachusetts in Suffolk County naming the Company as defendant. Bud & Mary’s is seeking, among other relief, monetary damages in connection with alleged unfair or deceptive trade practices, breach of contract and conversion arising from the Bud & Mary’s TTK Agreement. In response, the Company established a reserve of $14.7 million specifically related to Bud & Mary’s.
Outstanding balance	$ 14.7	$ 14.7
Established reserve	14.7	$ 12.5
Equity percentage		36.60%
Relates to settle amount	4.5
Bud Marys TTK Solution [Member]
Loan Receivable [Line Items]
Allowance for doubtful accounts	$ 14.7	$ 14.7
Greenstone [Member]
Loan Receivable [Line Items]
Allowance for doubtful accounts		12.5
Hannah [Member]
Loan Receivable [Line Items]
Allowance for doubtful accounts		4.5
WhiteCloud [Member]
Loan Receivable [Line Items]
Allowance for doubtful accounts		$ 1.4